TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Details 4) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009 New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2010 Consolidation of Variable Interest Entities	Dec. 31, 2011 New accounting standard for acquisition costs	Dec. 31, 2010 New accounting standard for acquisition costs	Jan. 02, 2010 Increases (decreases) from previously reported amounts Consolidation of Variable Interest Entities	Dec. 31, 2011 Increases (decreases) from previously reported amounts New accounting standard for acquisition costs	Dec. 31, 2010 Increases (decreases) from previously reported amounts New accounting standard for acquisition costs	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Apr. 30, 2009 Accumulated Other Comprehensive Income (Loss) New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) Consolidation of Variable Interest Entities	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) New accounting standard for acquisition costs	Dec. 31, 2011 Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken	Dec. 31, 2010 Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken	Dec. 31, 2009 Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken
Dec. 31, 2009
Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken
New Accounting Pronouncement - Other-than-temporary Impairments
																					Dec. 31, 2010 Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken Consolidation of Variable Interest Entities
Apr. 02, 2009
Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than-Temporary Credit Impairments Were Taken
Increases (decreases) from previously reported amounts
New Accounting Pronouncement - Other-than-temporary Impairments
																							Dec. 31, 2011 Unrealized Appreciation (Depreciation) of All Other Investments	Dec. 31, 2010 Unrealized Appreciation (Depreciation) of All Other Investments	Dec. 31, 2009 Unrealized Appreciation (Depreciation) of All Other Investments	Dec. 31, 2009 Unrealized Appreciation (Depreciation) of All Other Investments New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2010 Unrealized Appreciation (Depreciation) of All Other Investments Consolidation of Variable Interest Entities	Apr. 02, 2009 Unrealized Appreciation (Depreciation) of All Other Investments Increases (decreases) from previously reported amounts New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2011 Foreign Currency Translation Adjustments	Dec. 31, 2010 Foreign Currency Translation Adjustments	Dec. 31, 2009 Foreign Currency Translation Adjustments	Dec. 31, 2009 Foreign Currency Translation Adjustments New Accounting Pronouncement - Other-than-temporary Impairments	Dec. 31, 2011 Net Derivative Gains (Losses) Arising From Cash Flow Hedging Activities	Dec. 31, 2010 Net Derivative Gains (Losses) Arising From Cash Flow Hedging Activities	Dec. 31, 2009 Net Derivative Gains (Losses) Arising From Cash Flow Hedging Activities	Dec. 31, 2011 Change in Retirement Plan Liabilities Adjustment	Dec. 31, 2010 Change in Retirement Plan Liabilities Adjustment	Dec. 31, 2009 Change in Retirement Plan Liabilities Adjustment
A roll forward of Accumulated other comprehensive income
Balance, beginning of period, net of tax	$ 7,543,000,000					$ 5,153,000,000	$ 7,543,000,000	$ (300,000,000)	$ 145,000,000	$ (81,000,000)	$ 7,543,000,000	$ 5,106,000,000	$ (6,328,000,000)				$ (659,000,000)	$ (1,810,000,000)				$ (599,000,000)	$ 9,171,000,000	$ 7,246,000,000	$ (4,452,000,000)			$ 599,000,000	$ (66,000,000)	$ 942,000,000	$ (187,000,000)		$ (34,000,000)	$ (128,000,000)	$ (191,000,000)	$ (869,000,000)	$ (1,144,000,000)	$ (1,498,000,000)
Cumulative effect of change in accounting principle, net of tax				(2,500,000,000)	106,000,000									9,500,000,000	345,000,000	400,000,000		76,000,000	2,537,000,000	2,537,000,000	76,000,000			269,000,000	6,811,000,000	7,242,000,000	269,000,000					198,000,000
Change in unrealized appreciation of investments											5,518,000,000	9,910,000,000	33,221,000,000				55,000,000	2,645,000,000	2,392,000,000				5,463,000,000	7,265,000,000	30,829,000,000
Change in deferred acquisition costs adjustment and other											(630,000,000)	(657,000,000)	(3,361,000,000)				(11,000,000)	(166,000,000)	(345,000,000)				(641,000,000)	(491,000,000)	(3,016,000,000)
Change in future policy benefits											(2,302,000,000)												(2,302,000,000)
Changes in foreign currency translation adjustments											(97,000,000)	654,000,000	2,858,000,000																(97,000,000)	654,000,000	2,858,000,000
Change in net derivative losses arising from cash flow hedging activities											51,000,000	105,000,000	95,000,000																				51,000,000	105,000,000	95,000,000
Net actuarial gain (loss)											(752,000,000)	(1,000,000)	197,000,000																							(752,000,000)	(1,000,000)	197,000,000
Prior service credit											387,000,000	10,000,000	(29,000,000)																							387,000,000	10,000,000	(29,000,000)
Change attributable to divestitures and deconsolidations											(5,041,000,000)	(4,872,000,000)	420,000,000				23,000,000	43,000,000	1,000,000				(3,643,000,000)	(2,854,000,000)	896,000,000				(1,681,000,000)	(2,357,000,000)	(679,000,000)			(6,000,000)		260,000,000	(290,000,000)	(202,000,000)
Deferred tax asset (liability)											262,000,000	(2,186,000,000)	(11,602,000,000)				(163,000,000)	(1,293,000,000)	(724,000,000)				(362,000,000)	(1,627,000,000)	(10,088,000,000)				786,000,000	775,000,000	(742,000,000)		(34,000,000)	(17,000,000)	(32,000,000)	35,000,000	(24,000,000)	(16,000,000)
Total other comprehensive income (loss)	(2,604,000,000)	2,963,000,000	21,799,000,000								(2,604,000,000)	2,963,000,000	21,799,000,000				(74,000,000)	1,229,000,000	1,324,000,000				(1,485,000,000)	2,293,000,000	18,621,000,000				(992,000,000)	(928,000,000)	1,437,000,000		17,000,000	94,000,000	63,000,000	(70,000,000)	275,000,000	354,000,000
Noncontrolling interests											(121,000,000)	181,000,000	388,000,000				3,000,000	2,000,000	(2,000,000)				(160,000,000)	99,000,000	280,000,000				36,000,000	80,000,000	110,000,000
Acquisition of noncontrolling interest	(560,000,000)										93,000,000												45,000,000						66,000,000							(18,000,000)
Balance, end of period, net of tax	5,153,000,000	7,543,000,000				5,153,000,000	7,543,000,000	(300,000,000)	145,000,000	(81,000,000)	5,153,000,000	7,543,000,000	5,106,000,000				(736,000,000)	(659,000,000)	(1,810,000,000)			(599,000,000)	7,891,000,000	9,171,000,000	7,246,000,000			599,000,000	1,028,000,000	(66,000,000)	942,000,000		(17,000,000)	(34,000,000)	(128,000,000)	(957,000,000)	(869,000,000)	(1,144,000,000)
Reduction of deferred acquisition costs																							152,000,000
Foreign currency cumulative translation adjustment transferred to earnings as net gain on sale		1,800,000,000
Unrealized appreciation of investments transferred to earnings as net gain on sale		$ 6,100,000,000